CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,430,403)	$ (5,888,894)
Income attributable to noncontrolling interest	223,837	109,345
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	1,776,048	1,560,296
Gain attributable to distribution of nonmonetary assets to noncontrolling interest	(157,870)	0
Loss from discontinued operations	704,973	1,199,296
Non-cash site impairments	618,661	526,766
Provision for losses on accounts receivable	84,274	49,322
Amortization of deferred financing costs	60,807	48,176
Decrease in fair value of warrant liability	(6,780)	(125,485)
Non-cash interest expense	1,191,333	1,319,418
Stock-based compensation	222,130	310,900
Changes in operating assets and liabilities:
Accounts receivable and unbilled revenue	273,614	(160,731)
Due from related party	(59,767)	264,606
Inventory	78,242	806,673
Prepaid and other current assets	(261,010)	(27,852)
Increase (decrease) in:
Accounts payable	(104,487)	(400,985)
Accrued expenses and other current liabilities	(86,878)	(38,562)
Due to related party	541,058	452,589
Other long-term liabilities	(2,227)	8,486
Net cash provided by (used in) operating activities	(334,445)	13,364
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(2,238,084)	(2,806,380)
Proceeds on sale of property and equipment	4,650	0
Cash paid in connection with ADGNY reorganization	(100,000)	0
Net cash used in investing activities	(2,333,434)	(2,806,380)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock, net of costs	0	3,266,275
Purchases of common stock, net of costs	(152,377)	(450,596)
Distributions to noncontrolling interest	(229,098)	(258,289)
Net cash (used in) provided by financing activities	(381,475)	2,557,390
Net decrease in cash and cash equivalents	(3,049,354)	(235,626)
Cash and cash equivalents, beginning of the period	8,049,063	8,284,689
Cash and cash equivalents, end of the period	4,999,709	8,049,063
Supplemental disclosures of cash flows information:
Income taxes	48,824	59,317
Interest	0	10,000
Non-cash investing and financing activities:
Interest on convertible debentures paid in stock of subsidiary	0	585,718
Conversion of convertible debenture interest into common stock	0	624,368
Distribution of nonmonetary assets	340,069	0
Fair value of warrant exchanged for future convertible debenture interest	0	84,911
Impact of exchange resulting from ADGNY reorganization	$ 0	$ 4,207,411